UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2011

Check here if Amendment ______; Amendment Number: __________
  This Amendment (Check only one.):	_____ is a restatement.
					_____ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		  Winslow Asset Management, Inc.
Address:		  3333 Richmond Road
		  Suite 180
		  Beachwood, Ohio 44122

Form 13F File Number: 	28-10889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Susan F. Akers
Title:	Vice President, Chief Compliance Officer
Phone:	216-360-4700

Signature, Place and Date of Signing:

/s/ SUSAN F. AKERS		Beachwood, Ohio		July 14, 2011
SUSAN F. AKERS

Report Type (Check only one.):

?	13F HOLDINGS REPORTS (Check here if all holdings of this
         reporting manager are reported in this report).

13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager (s).)



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	85

Form 13F Information Table Value Total:	$378,313 	(thousands)


List of Other Included Managers:

NONE





Market



Voting


Value

Investment
Other
Authority
Security
Cusip
(x1000)
Quantity
Discretion
Managers
Sole
AMERICAN CAMPUS CMNTYS
COM
024835100
$5,928.00
166,892
Sole
None
166,892
AMERICAN EXPRESS CO COM
025816109
$7,590.70
146,822
Sole
None
146,822
APPLE COMPUTER
037833100
$386.02
1,150
Sole
None
1,150
BAKER HUGHES INC COM
057224107
$1,349.62
18,600
Sole
None
18,600
BIG LOTS INC COM
089302103
$5,367.05
161,902
Sole
None
161,902
BIOELECTRONICS CORP COM
09062H108
$0.34
60,000
Sole
None
60,000
BP PLC SPONSORED ADR
055622104
$422.62
9,542
Sole
None
9,542
BRISTOL-MYERS SQUIBB CO COM
110122108
$367.10
12,676
Sole
None
12,676
CARRIZO OIL & INC COM
144577103
$202.49
4,850
Sole
None
4,850
CATERPILLAR INC DEL COM
149123101
$388.58
3,650
Sole
None
3,650
CEL-SCI CORP COM NEW
150837409
$4.98
10,000
Sole
None
10,000
CHEVRON CORP NEW COM
166764100
$3,218.89
31,300
Sole
None
31,300
CISCO SYS INC COM
17275R102
$3,271.48
209,576
Sole
None
209,576
COHEN & STEERS INC COM
19247A100
$12,606.22
380,278
Sole
None
380,278
COLGATE PALMOLIVE CO COM
194162103
$209.78
2,400
Sole
None
2,400
COMCAST CORP COM CL A
20030N101
$9,116.65
359,773
Sole
None
359,773
DATATRAK INTL INC COM
238134100
$5.50
10,000
Sole
None
10,000
DG FASTCHANNEL INC COM
23326R109
$6,730.79
210,009
Sole
None
210,009
E MED FUTURE INC COM
26875d108
$0.67
133,000
Sole
None
133,000
EOG RES INC COM
26875P101
$6,520.78
62,370
Sole
None
62,370
ESTEE LAUDER COS INC COM
518439104
$6,549.87
62,267
Sole
None
62,267
EXXON CORP COM
30231G102
$936.77
11,511
Sole
None
11,511
FEC RESOURCES INC COM
30246x108
$4.27
170,600
Sole
None
170,600
FIRST NATL NEB INC COM
335720108
$392.84
122
Sole
None
122
FIRSTMERIT CORP COM
337915102
$1,691.10
102,429
Sole
None
102,429
FOREST CITY ENTERPRISES INC
COM CL A
345550107
$11,708.35
627,121
Sole
None
627,121
FRANKLIN RES INC COM
354613101
$7,081.65
53,939
Sole
None
53,939
GATX CORP COM
361448103
$6,632.60
178,680
Sole
None
178,680
GENCORP INC COM
368682100
$6,658.06
1,037,081
Sole
None
1,037,081
GENERAL ELEC CO COM
369604103
$5,634.35
298,746
Sole
None
298,746
HEWLETT PACKARD CO COM
428236103
$5,207.24
143,056
Sole
None
143,056
HUNTINGTON INGALLS IND
COM
446413106
$4,848.77
140,544
Sole
None
140,544
HWI GLOBAL INC COM
40441e102
$4.34
32,165
Sole
None
32,165
INSPERITY INC
45778Q107
$6,885.12
232,527
Sole
None
232,527
INTEL CORP COM
458140100
$6,605.61
298,087
Sole
None
298,087
INTERNATIONAL BUS MACH
COM
459200101
$562.00
3,276
Sole
None
3,276
ISHARES TR RUSSELL 2000
464287655
$1,802.39
21,768
Sole
None
21,768
J P MORGAN CHASE & CO COM
46625H100
$5,167.90
126,231
Sole
None
126,231
JOHNSON & JOHNSON COM
478160104
$5,290.56
79,533
Sole
None
79,533
KAISER ALUMINUM CORP COM
PAR $0.01
483007704
$7,322.68
134,066
Sole
None
134,066
KENNAMETAL INC COM
489170100
$6,736.08
159,585
Sole
None
159,585
KIMBERLY CLARK CORP COM
494368103
$236.69
3,556
Sole
None
3,556
KRAFT FOODS INC CL A
50075n104
$200.67
5,696
Sole
None
5,696
LAZARD FDS INC EMERG MKT
RETL
52106n764
$4,601.49
208,306
Sole
None
208,306
LIFE TIME FITNESS INC COM
53217R207
$5,924.64
148,450
Sole
None
148,450
LIQUIDITY SERVICES INC COM
53635B107
$10,242.11
433,804
Sole
None
433,804
LKQ CORP COM
501889208
$5,746.06
220,240
Sole
None
220,240
LOEWS CORP COM
540424108
$2,745.61
65,232
Sole
None
65,232
LUBRIZOL CORP COM
549271104
$3,815.01
28,413
Sole
None
28,413
MAGELLAN MIDSTREAM PRT
COM UNIT RP LP
559080106
$292.68
4,900
Sole
None
4,900
MARCHEX INC CL B
56624r108
$159.40
17,950
Sole
None
17,950
MERCK & CO INC NEW COM
58933Y105
$5,388.92
152,704
Sole
None
152,704
MODINE MANUFACTURING
607828100
$6,929.06
450,817
Sole
None
450,817
MOTOROLA MOBILITY HLDG
COM
620097105
$475.23
21,562
Sole
None
21,562
MOTOROLA SOLUTIONS INC
COM NEW
620076307
$1,131.57
24,578
Sole
None
24,578
NEWFIELD EXPL CO COM
651290108
$9,196.30
135,200
Sole
None
135,200
NORDSON CORP COM
655663102
$13,123.85
239,268
Sole
None
239,268
NORDSTROM INC COM
655664100
$6,275.41
133,690
Sole
None
133,690
NORTHROP GRUMMAN CORP
COM
666807102
$5,819.09
83,909
Sole
None
83,909
NOVAPET PRODUCTS INC COM
669875106
$0.00
12,000
Sole
None
12,000
OMNOVA SOLUTIONS INC COM
682129101
$5,387.62
774,083
Sole
None
774,083
ORACLE CORP COM
68389X105
$8,957.54
272,183
Sole
None
272,183
PETSMART INC COM
716768106
$7,189.10
158,455
Sole
None
158,455
PFIZER INC COM
717081103
$471.00
22,864
Sole
None
22,864
PHILIP MORRIS INTL INC COM
718172109
$802.78
12,023
Sole
None
12,023
PROCTER & GAMBLE CO COM
742718109
$397.12
6,247
Sole
None
6,247
PROGRESSIVE CORP OHIO COM
743315103
$3,025.48
141,510
Sole
None
141,510
PULTE GROUP INC COM
745867101
$4,173.41
544,832
Sole
None
544,832
SCHLUMBERGER LTD COM
806857108
$10,956.12
126,807
Sole
None
126,807
SCHWAB CHARLES CORP NEW
COM
808513105
$9,542.04
580,063
Sole
None
580,063
SIMON PPTY GROUP NEW COM
828806109
$8,766.07
75,420
Sole
None
75,420
SKYWORKS SOLUTIONS INC COM
83088m102
$6,146.51
267,472
Sole
None
267,472
STARBUCKS CORP COM
855244109
$1,387.88
35,145
Sole
None
35,145
SVB FINL GROUP COM
78486q101
$268.70
4,500
Sole
None
4,500
TENET HEALTHCARE CORP COM
88033G100
$7,482.35
1,199,095
Sole
None
1,199,095
TERADYNE INC COM
880770102
$9,028.37
610,025
Sole
None
610,025
TETRA TECH INC NEW COM
88162G103
$7,719.91
343,107
Sole
None
343,107
TIME WARNER INC COM
887317303
$4,607.57
126,686
Sole
None
126,686
TRANSOCEAN INC COM
H8817H100
$4,350.57
67,388
Sole
None
67,388
VANGUARD/WINDSOR FD
ADMIRAL SHARES
922018403
$234.77
4,980
Sole
None
4,980
WALT DISNEY CO COM
254687106
$6,706.78
171,793
Sole
None
171,793
WELLS FARGO & CO NEW COM
949746101
$4,993.89
177,972
Sole
None
177,972
WEYERHAEUSER CO COM
962166104
$7,409.48
338,951
Sole
None
338,951
WYNDHAM WORLDWIDE CORP
COM
98310W108
$9,043.27
268,745
Sole
None
268,745
XEROX CORP COM
984121103
$5,549.81
533,123
Sole
None
533,123














TOTAL PORTFOLIO
$378,312.72
85